SCHEDULES OF SUPPLIER RISK (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Product Information [Line Items]
Purchases	$ 324,626	$ 396,628
Purchases [Member] | Supplier A [Member] | Supplier Concentration Risk [Member]
Product Information [Line Items]
Purchases	$ 747,881	$ 1,453,212	$ 1,701,515
Risk percentage	22.30%	21.70%	19.90%
Purchases [Member] | Supplier B [Member] | Supplier Concentration Risk [Member]
Product Information [Line Items]
Purchases		$ 679,950	$ 1,407,690
Risk percentage		10.20%	16.50%
Purchases [Member] | Supplier Aggregate Total [Member] | Supplier Concentration Risk [Member]
Product Information [Line Items]
Purchases	$ 747,881	$ 2,133,162	$ 3,109,205
Risk percentage	22.30%	31.90%	36.40%
Accounts Payable [Member] | Supplier A [Member] | Supplier Concentration Risk [Member]
Product Information [Line Items]
Risk percentage	29.20%	11.10%
Purchases	$ 94,913	$ 185,982
Accounts Payable [Member] | Supplier B [Member] | Supplier Concentration Risk [Member]
Product Information [Line Items]
Risk percentage	24.80%
Purchases	$ 80,577
Accounts Payable [Member] | Supplier Aggregate Total [Member] | Supplier Concentration Risk [Member]
Product Information [Line Items]
Risk percentage	64.60%	11.10%
Purchases	$ 209,924	$ 185,982
Accounts Payable [Member] | Supplier C [Member] | Supplier Concentration Risk [Member]
Product Information [Line Items]
Risk percentage	10.60%
Purchases	$ 34,434